Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 11,087	$ 10,772	$ 10,679	$ 11,687	$ 10,722	$ 10,608	$ 10,108	$ 10,024	$ 10,024	$ 9,625	$ 11,331
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name											Class A1 (with sales charge)
Accumulated Value	11,184	10,851	10,741	11,737	10,752	10,622	10,111	10,026	10,025	9,625	$ 11,447
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	11,059	10,787	10,737	11,798	10,866	10,794	10,341	10,302	10,359	10,000	$ 11,257
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	11,693	11,328	11,197	12,217	11,177	11,027	10,482	10,417	10,416	10,000	$ 12,014
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	11,723	11,362	11,236	12,265	11,225	11,078	10,536	10,437	10,426	10,000	$ 12,010
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,105	11,858	11,527	12,513	11,614	11,368	10,709	10,545	10,529	10,000	$ 12,306
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,105	11,858	11,527	12,513	11,614	11,368	10,709	10,545	10,529	10,000	$ 12,306
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,105	11,858	11,527	12,513	11,614	11,368	10,709	10,545	10,529	10,000	$ 12,306
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,105	11,858	11,527	12,513	11,614	11,368	10,709	10,545	10,529	10,000	$ 12,306
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 12,105	$ 11,858	$ 11,527	$ 12,513	$ 11,614	$ 11,368	$ 10,709	$ 10,545	$ 10,529	$ 10,000	$ 12,306